UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Partner Investment Management, L.P.

Address:   One Market Plaza
           Steuart Tower, 22nd Floor
           San Francisco, CA 94105


Form 13F File Number: 28-13168


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Darin Sadow
Title:  Chief Compliance Officer
Phone:  (415) 281-1000

Signature,  Place,  and  Date  of  Signing:

/s/ Darin Sadow                    San Francisco, CA                  5/16/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              60

Form 13F Information Table Value Total:  $    1,013,993
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                       VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
ALLEGHENY TECHNOLOGIES INC   COM            01741R102    23538    347,573 SH       SOLE                   347,573      0    0
ALLSCRIPTS HEALTHCARE SOLUTN COM            01988P108    18137    864,067 SH       SOLE                   864,067      0    0
AMYLIN PHARMACEUTICALS INC   COM            032346108    23586  2,074,382 SH       SOLE                 2,074,382      0    0
AMYLIN PHARMACEUTICALS INC   CNV            032346AF5    16134 18,558,000 PRN      SOLE                18,558,000      0    0
APPLE INC                    COM            037833100    13940        400 SH  PUT  SOLE                       400      0    0
APPLE INC                    COM            037833100    13900     39,884 SH       SOLE                    39,884      0    0
AUTODESK INC                 COM            052769106    38324    868,834 SH       SOLE                   868,834      0    0
BAIDU INC                    COM            056752108    21403    155,311 SH       SOLE                   155,311      0    0
BJS WHOLESALE CLUB INC       COM            05548J106     9545    195,518 SH       SOLE                   195,518      0    0
BOSTON SCIENTIFIC CORP       COM            101137107    13759  1,913,568 SH       SOLE                 1,913,568      0    0
BRISTOL MYERS SQUIBB CO      COM            110122108     7475    282,822 SH       SOLE                   282,822      0    0
CADENCE PHARMACEUTICALS INC  COM            12738T100     3347    364,622 SH       SOLE                   364,622      0    0
CELGENE CORP                 COM            151020104     3332     57,878 SH       SOLE                    57,878      0    0
CIGNA CORP                   COM            125509109    28242    637,803 SH       SOLE                   637,803      0    0
COGNIZANT TECHNOLOGY SOLUTIO COM            192446102     6986     85,822 SH       SOLE                    85,822      0    0
COMMUNITY HEALTH SYS INC NEW COM            203668108    21015    525,499 SH       SOLE                   525,499      0    0
CUMMINS INC                  COM            231021106    20974    191,331 SH       SOLE                   191,331      0    0
DAVITA INC                   COM            23918K108    27360    319,959 SH       SOLE                   319,959      0    0
EDWARDS LIFESCIENCES CORP    COM            28176E108    21289    244,697 SH       SOLE                   244,697      0    0
EXPRESS SCRIPTS INC          COM            302182100     3938     70,806 SH       SOLE                    70,806      0    0
FORD MTR CO DEL              COM            345370860    17271  1,158,365 SH       SOLE                 1,158,365      0    0
FOREST LABS INC              COM            345838106    11186    346,317 SH       SOLE                   346,317      0    0
GILEAD SCIENCES INC          COM            375558103     3267     76,918 SH       SOLE                    76,918      0    0
GOOGLE INC                   COM            38259P508    42390     72,245 SH       SOLE                    72,245      0    0
HALLIBURTON CO               COM            406216101    28276    567,333 SH       SOLE                   567,333      0    0
HCA HOLDINGS INC             COM            40412C101    19790    584,290 SH       SOLE                   584,290      0    0
HEALTH NET INC               COM            42222G108    14444    441,717 SH       SOLE                   441,717      0    0
HILL ROM HLDGS INC           COM            431475102     2796     73,615 SH       SOLE                    73,615      0    0
INTERMUNE INC                COM            45884X103     8117    172,005 SH       SOLE                   172,005      0    0
ISHARES TR                   MSCI EMERG MKT 464287234    77030     15,827 SH  CALL SOLE                    15,827      0    0
ITAU UNIBANCO HLDG SA        COM            465562106    15011    624,164 SH       SOLE                   624,164      0    0
JAZZ PHARMACEUTICALS INC     COM            472147107     4923    154,557 SH       SOLE                   154,557      0    0
K V PHARMACEUTICAL CO        CL A           482740206    16430  3,048,185 SH       SOLE                 3,048,185      0    0
MEDICIS PHARMACEUTICAL CORP  COM            584690309    30135    940,529 SH       SOLE                   940,529      0    0
MEDIVATION INC               COM            58501N101     9802    525,838 SH       SOLE                   525,838      0    0
NAVISTAR INTL CORP NEW       COM            63934E108    30097    434,119 SH       SOLE                   434,119      0    0
NETFLIX INC                  COM            64110L106    14060     59,131 SH       SOLE                    59,131      0    0
ORACLE CORP                  COM            68389X105    21225    634,870 SH       SOLE                   634,870      0    0
PHARMASSET INC               COM            71715N106     5286     67,158 SH       SOLE                    67,158      0    0
PRECISION CASTPARTS CORP     COM            740189105    31616    214,812 SH       SOLE                   214,812      0    0
QUALCOMM INC                 COM            747525103    28098    512,460 SH       SOLE                   512,460      0    0
RESEARCH IN MOTION LTD       COM            760975102    23781      4,206 SH  PUT  SOLE                     4,206      0    0
RITE AID CORP                COM            767754104     1090  1,028,291 SH       SOLE                 1,028,291      0    0
ROSS STORES INC              COM            778296103    13829    194,452 SH       SOLE                   194,452      0    0
SALESFORCE COM INC           COM            79466L302    36333    271,995 SH       SOLE                   271,995      0    0
SALIX PHARMACEUTICALS INC    COM            795435106    27887    796,085 SH       SOLE                   796,085      0    0
SINA CORP                    COM            G81477104     9125     85,253 SH       SOLE                    85,253      0    0
SIRONA DENTAL SYSTEMS INC    COM            82966C103     3850     76,757 SH       SOLE                    76,757      0    0
STARWOOD HOTELS&RESORTS WRLD COM            85590A401    10572    181,892 SH       SOLE                   181,892      0    0
THERMO FISHER SCIENTIFIC INC COM            883556102     3159     56,869 SH       SOLE                    56,869      0    0
UNITED THERAPEUTICS CORP DEL COM            91307C102     6836    101,992 SH       SOLE                   101,992      0    0
VIROPHARMA INC               COM            928241108      281     14,141 SH       SOLE                    14,141      0    0
VISA INC                     COM            92826C839    13704    186,142 SH       SOLE                   186,142      0    0
WATSON PHARMACEUTICALS INC   COM            942683103     6055    108,103 SH       SOLE                   108,103      0    0
WUXI PHARMATECH CAYMAN INC   COM            929352102     5773    373,420 SH       SOLE                   373,420      0    0
WYNDHAM WORLDWIDE CORP       COM            98310W108    50344  1,582,652 SH       SOLE                 1,582,652      0    0
WYNN RESORTS LTD             COM            983134107    21335    167,784 SH       SOLE                   167,784      0    0
YOUKU COM INC                COM            98742U100     1252     26,345 SH       SOLE                    26,345      0    0
YUM BRANDS INC               COM            988498101     8272    161,004 SH       SOLE                   161,004      0    0
ZIMMER HLDGS INC             COM            98956P102     3041     50,240 SH       SOLE                    50,240      0    0
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